Financial (Income)/Expense, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial (Income)/Expense, net
Interest income	$ 1,595	$ 2,363	$ 1,524
Foreign exchange (income)/loss, net	1,056	(2,107)	3,355
Bank charges	(289)	(343)	(213)
Total financial income/(expense), net	$ 2,362	$ (87)	$ 4,666